Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments.
Summary of long-term investments

	As of December 31,
	2022	2023
	RMB	RMB
Long-term held-to-maturity investments	—	178,153
Equity securities without readily determinable fair value	11,969	33,605
Total	11,969	211,758

Equity securities
without readily
determinable
fair value
RMB
Balances at January 1, 2021	2,741
Additions	9,900
Impairment	(784)
Foreign currency translation adjustment	(45)
Balances at December 31, 2021	11,812
Foreign currency translation adjustment	157
Balances at December 31, 2022	11,969
Additions	24,208
Impairment	(2,060)
Foreign currency translation adjustment	(512)
Balances at December 31, 2023	33,605